Funding from Group and other subsidiaries (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Funding From Group And Other Subsidiaries [Line Items]
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	$ 4,934	$ 4,629
High-trigger loss-absorbing additional tier 1 capital instruments	13,084	10,744
Low-trigger loss-absorbing additional tier 1 capital instruments	$ 1,245	$ 1,214